Variable Interest Entities (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2017
ASSETS
Cash	$ 4,336,565		$ 4,336,565		$ 36,261,104	$ 32,592,496
Client Fees and Insurance Receivable, net	423,885		423,885		675,954	510,486
Prepaid Expenses and Other Current Assets	2,525,356		2,525,356		5,192,783	1,032,706
Property, Plant and Equipment, Net	7,921,914		7,921,914		6,150,587	4,019,137
TOTAL ASSETS	78,505,240		78,505,240		99,902,252	65,605,126
LIABILITIES and MEMBERS' DEFICIT
Accounts Payable and Accrued Expenses	15,399,853		15,399,853		11,793,125	3,690,456
Accrued Payroll	2,160,497		2,160,497		4,003,373	1,713,718
TOTAL LIABILITIES	202,815,210		202,815,210		145,955,087	73,980,938
MEMBERS' DEFICIT	(179,246,686)	$ (84,110,848)	(179,246,686)	$ (84,110,848)	(97,661,735)	(55,932,434)	$ (13,868,589)	$ (146,395,455)	$ (69,173,164)	$ 2,208,298
TOTAL LIABILITIES AND MEMBERS' DEFICIT	78,505,240		78,505,240		99,902,252	65,605,126
Revenue	156,520,255	128,840,991	459,503,232	360,664,280	485,541,291	145,894,832	87,696,695
Expenses	184,643,797	142,355,570	520,053,309	384,971,257	520,661,923	185,430,503	137,411,208
Net Loss	(34,168,482)	(15,831,158)	(85,743,970)	(31,184,596)	(45,381,576)	(42,916,855)	(49,774,013)
Bacchus Wakefield Kahan, PC
ASSETS
Cash	113,265		113,265		183,836	350,446
Client Fees and Insurance Receivable, net	307,622		307,622		335,358	510,487
Prepaid Expenses and Other Current Assets	357,222		357,222		285,363	107,020
Property, Plant and Equipment, Net	37,057		37,057		22,309	13,109
TOTAL ASSETS	815,167		815,167		826,866	981,062
LIABILITIES and MEMBERS' DEFICIT
Accounts Payable and Accrued Expenses	886,072		886,072		686,680	317,158
Accrued Payroll	1,304,083		1,304,083		1,019,940	1,009,161
Due to Consolidated Entities of P3	24,856,071		24,856,071		17,307,627	13,535,053
TOTAL LIABILITIES	27,046,226		27,046,226		19,014,247	14,861,372
MEMBERS' DEFICIT	(26,231,059)		(26,231,059)		(18,187,381)	(13,880,310)
TOTAL LIABILITIES AND MEMBERS' DEFICIT	815,167		815,167		826,866	981,062
Revenue	2,239,704	2,286,505	6,924,861	5,235,351	7,611,427	4,389,688	639,635
Expenses	5,041,669	1,410,945	14,968,539	8,685,811	11,918,498	12,297,280	6,612,353
Net Loss	$ (2,801,965)	$ 875,560	$ (8,043,678)	$ (3,450,460)	$ (4,307,071)	$ (7,907,592)	$ (5,972,718)